Financial liabilities - Disclosure of Changes in Liabilities Arising from Financing Activities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Interest paid	€ (980)	€ (6,978)	€ (915)
Payment of lease liabilities	(1,080)	(794)	(1,093)
Cash flows from financing activities	(5,135)	46,771	(5,651)
Liabilities Related To Financing Activities
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	50,565	53,168
Principal received	0	150
Decrease in loans and conditional advances	(3,075)	(2,971)
Interest paid	(810)	(6,775)
Interest paid (IFRS 16)	(170)	(203)
Payment of lease liabilities	(1,080)	(793)
Cash flows from financing activities	(5,136)	(10,592)
Indexation effect on current lease commitment	245	376
Impact of discounting and catch-up	(2,833)	(335)
Accumulated fixed interest expense accrual	1,808	2,550
Accumulated variable interest expense accrual	6,254	5,396
Non-cash from financing activities	5,474	7,988
Liabilities arising from financing activities at end of period	50,902	50,565	53,168
Lease liabilities
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	5,081	5,530
Interest paid (IFRS 16)	(170)	(203)
Payment of lease liabilities	(1,080)	(793)
Early termination of lease contracts	0	0
Cash flows from financing activities	(1,250)	(996)
Indexation effect on current lease commitment	245	376
Impact of discounting and catch-up	(16)	(31)
Accumulated variable interest expense accrual	169	201
Non-cash from financing activities	398	547
Liabilities arising from financing activities at end of period	4,230	5,081	5,530
Long-term borrowings
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	6,612	9,127
Principal received	0	0
Accumulated fixed interest expense accrual	97	131
Liabilities arising from financing activities at end of period	4,089	6,612	9,127
Bpifrance advance | Long-term borrowings
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	2,066	2,316
Decrease in loans and conditional advances	(500)	(300)
Cash flows from financing activities	(500)	(300)
Impact of discounting and catch-up	12	16
Accumulated fixed interest expense accrual	28	34
Non-cash from financing activities	40	50
Liabilities arising from financing activities at end of period	1,606	2,066	2,316
Interest-free Bpifrance loan | Long-term borrowings
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period		125
Decrease in loans and conditional advances		(125)
Cash flows from financing activities		(125)
Liabilities arising from financing activities at end of period			125
Curadigm Bpifrance advance | Long-term borrowings
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	397	317
Principal received	0	150
Decrease in loans and conditional advances	(75)	(50)
Cash flows from financing activities	(75)	100
Impact of discounting and catch-up	20	(20)
Non-cash from financing activities	20	(20)
Liabilities arising from financing activities at end of period	342	397	317
EIB fixed rate loan | Long-term borrowings
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	36,409	35,754
Interest paid	(697)	(6,639)
Cash flows from financing activities	(697)	(6,639)
Impact of discounting and catch-up	(2,832)	(285)
Accumulated fixed interest expense accrual	1,670	2,385
Accumulated variable interest expense accrual	6,085	5,195
Non-cash from financing activities	4,923	7,295
Liabilities arising from financing activities at end of period	40,635	36,409	35,754
HSBC “PGE” | Long-term borrowings
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	3,155	4,409
Principal received	0	0
Decrease in loans and conditional advances	(1,250)	(1,246)
Interest paid	(48)	(41)
Cash flows from financing activities	(1,298)	(1,287)
Impact of discounting and catch-up	(13)	(9)
Accumulated fixed interest expense accrual	48	41
Non-cash from financing activities	35	32
Liabilities arising from financing activities at end of period	1,891	3,155	4,409
Bpifrance “PGE” | Long-term borrowings
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Liabilities arising from financing activities at beginning of period	3,457	4,717
Principal received	0	0
Decrease in loans and conditional advances	(1,250)	(1,250)
Interest paid	(66)	(95)
Cash flows from financing activities	(1,316)	(1,345)
Impact of discounting and catch-up	(4)	(6)
Accumulated fixed interest expense accrual	62	90
Non-cash from financing activities	58	84
Liabilities arising from financing activities at end of period	€ 2,198	€ 3,457	€ 4,717